Borrowings and debt - Narrative (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)
Financial assets at amortized cost, class
Disclosure of short term borrowings [Line Items]
Securities pledged to secure repurchase transactions	$ 147,480		$ 239,046
Euro Medium Term Note Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 2,250,000
Euro Medium Term Note Program | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years
Disclosure of short term borrowings [Line Items]
Aggregate principal amount	$ 35,000,000
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program, Maturities Less Than One Year
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity		$ 2
Maturity term	1 year
Panama Revolving Corporate Bond Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 300,000